Trade and Accounts Payables (Details) - Schedule of Trade and Accounts Payables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Accounts Payable [Abstract]
Trade accounts payable	$ 24,266,237	$ 9,853,157
Capital accruals	5,615,601
SEC settlement obligation (Note 18)	5,000,000
Accrued interest on borrowings	3,519,648	3,815,551
Accrued expenses	1,512,726	3,076,957
VAT payable	339,397	497,083
Total trade and accounts payable	$ 40,253,609	$ 17,242,748